ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2023
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
	June 30,	December 31,
	2023	2022

Accrued payroll and related costs	$29,470	$26,774
Accrued vacation	10,613	8,080
Advanced payments in dispute from a customer (1)	3,585	-
Labor union contribution	-	333
Deferred revenue	3,616	3,570
Currency hedging costs	354	19
Other	3,610	2,931
Total accrued expenses and other current liabilities	$51,248	$41,707

(*) Starting January 2023, there have been some structural changes in the operations of one of the Company’s major customers. The customer has agreed to pay the Company monthly advances until the full impact of the changes will be determined and a final settlement will be reached. The Company is currently negotiating the amount of this final settlement.